MANAGER AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  U.S. BANCORP PIPER JAFFRAY ASSET
    MANAGEMENT, INC.
  111 S.W. Fifth Avenue
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  David B. Frohnmayer
  James A. Gardner
  Diana P. Herrmann
  Sterling K. Jenson
  Timothy J. Leach
  Raymond H. Lung
  John W. Mitchell
  Ralph R. Shaw

OFFICERS
  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Christine L. Neimeth, Vice President
  Rose F. Marotta, Chief Financial Officer
  Joseph P. DiMaggio, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC INC.
  400 Bellevue Parkway
  Wilmington, Delaware 19809

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

INDEPENDENT AUDITORS
  KPMG LLP
  757 Third Avenue
  New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



                                     ANNUAL
                                     REPORT

                               SEPTEMBER 30, 2001

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                             AQUILASM GROUP OF FUNDS

[Logo of Tax-Free Trust of Oregon: a square with two pine trees in front of a mountain]

                 SERVING OREGON INVESTORS FOR MORE THAN 15 YEARS

                            TAX-FREE TRUST OF OREGON

                                  ANNUAL REPORT

              "THE MANY BENEFITS OF MUNICIPAL BOND FUND INVESTING"


                                                                November 9, 2001

Dear Fellow Shareholder:


     We have found over the years that it never hurts to reinforce for shareholders the fundamentals of Tax-Free Trust of Oregon and the reasons for investing in the Trust. Therefore, this Annual Report letter will provide you with a brief synopsis of the benefits of investing in the Trust.


CAPITAL PRESERVATION

     In general, a primary reason for investing in a municipal bond fund, such as Tax-Free Trust of Oregon, is capital preservation. In simple terms, Tax-Free Trust of Oregon is managed to help you keep the capital that you have. Therefore, the Trust's share price does not experience the dramatic highs and lows that can be witnessed by other types of investments, such as common stock funds.

     As the following chart illustrates, Tax-Free Trust of Oregon's objective of achieving a relatively stable share price, or net asset value, has been highly successful.* Since inception, the share price of the Trust has experienced relatively little volatility. This allows shareholders to "SLEEP WELL AT NIGHT," without worrying that their investment of today in the Trust could be substantially less tomorrow.



[Graphic of a bar chart with the following information:]

         SHARE NET ASSET VALUE

       6/16/86             $ 9.60
      12/31/86              10.07
      12/31/87               9.48
      12/31/88               9.64
      12/31/89               9.91
      12/31/90               9.89
      12/31/91              10.32
      12/31/92              10.46
      12/31/93              10.92
      12/31/94               9.92
      12/31/95              10.72
      12/31/96              10.55
      12/31/97              10.77
      12/31/98              10.79
      12/31/99              10.08
      12/31/00              10.56
       9/30/01              10.72


TAX-FREE INCOME

     Obviously, there is substantially more to investing in the Trust than retaining the value of your capital. If there was only retention of your capital value, a piggy bank could serve as just such an appropriate means.

     Another substantial benefit that you gain from an investment in Tax-Free Trust of Oregon is that of obtaining monthly income that is DOUBLE TAX-FREE.** The Trust pays you TAX-FREE DIVIDENDS - month in and month out. These dividends can be used by you to help you pay your living expenses, or they can be reinvested in additional shares of the Trust, thereby gaining for you the benefits of compounding.

     It is important for you to fully recognize just what TAX-FREE DIVIDENDS mean to you. As the chart below illustrates, a 5% TAX-FREE RETURN on your investment can equate to a taxable return of 8.7%, depending on your personal tax bracket.***


[Graphic of a bar chart with the following information:]

      Tax-Free Yield             Taxable Equivalent Yield
            4%                            7%
            5%                            8.7%
            6%                           10.5%


HIGH-QUALITY, CONTROLLED MATURITY, AND DIVERSIFICATION

     How does Tax-Free Trust of Oregon strive to ensure that its objective of capital preservation and steady tax-free income is accomplished? This is achieved through very distinct management techniques utilized with construction of the Trust's portfolio.

     As you probably know, municipal securities have various credit ratings. These ratings attempt to measure the safety that the securities represent. With Tax-Free Trust of Oregon, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND BAA. We further ensure that, in general, the majority of securities in the Trust's portfolio are within the TOP TWO credit grades - AAA AND AA. In fact, as of this writing, over 96% of the


Trust's portfolio securities were rated within these top two categories. Through active management of the Trust's portfolio, we very carefully monitor the quality characteristics of each investment. In this way, we intentionally strive to avoid "surprises" from any of the Trust's securities.

     Another factor that we feel is important is the maturity level in the construction of the overall characteristics of the municipal bonds in the portfolio.

     As we have explained to you in the past, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, we have structured the average maturity level of Tax-Free Trust of Oregon to be at a somewhat intermediate level. This level is produced by choosing a "laddered" approach to the selection of bonds in terms of their maturity. We include both short-term and long-term maturity bonds in the portfolio, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of volatility.

     The charts below illustrate the Trust's September 30, 2001 portfolio broken down by quality and maturity.


[Graphic of a pie chart with the following information:]

    PORTFOLIO DISTRIBUTION BY QUALITY

AAA                                 53.49%
AA                                  42.94%
A                                    1.91%
Below A and not rated                1.66%


[Graphic of a bar chart with the following information:]


  PORTFOLIO DISTRIBUTION BY MATURITY

0 - 5 Years                      18.95%
6 - 10 Years                     14.13%
11 - 15 Years                    20.04%
16 - 20 Years                    36.29%
Over 20 Years                    10.59%


     The other factor we tend to emphasize is diversification of the individual municipal bonds. We want to have a number of bonds in the Trust's portfolio representing various locations in the State and various kinds of projects. In this way, we can assure ourselves that no one project, or area of the State, can have any significant adverse influence upon your investment in the Trust.


ENHANCING OREGON'S QUALITY OF LIFE

     But, just as important for all shareholders in the Trust is the fact that we are spreading the investments in the Trust around in such a way that enhances the quality of life of all shareholders as well as helping the economic development of the State.

     As we are sure you are aware, the economy and population of Oregon are continuing to grow. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Oregon and its various communities. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose facilities. These projects contribute to the economic development of Oregon and provide a high quality of life for its citizens.

     Highlighted below are just a few of the projects that your investment in Tax-Free Trust of Oregon has helped to bring to fruition.****


[Photo: Max Light Rail]
[Photo: Oregon Convention Center]
[Photo: City of Salem Utilities]
[Photo: Portland International Airport]


DEDICATED MANAGEMENT TEAM

     Everyone associated with Tax-Free Trust of Oregon is dedicated to providing you with the best possible investment through your shares of the Trust. We do this not only through the points we have detailed above, but also through frequent contact with you, and our other shareholders. We work diligently to keep you informed of current happenings in the investment world - in simple, easy-to-understand language. Unlike many fund groups, we actively encourage and offer you the opportunity to voice your opinions and concerns. And, we listen and respond to your ideas.

     We sincerely believe that Tax-Free Trust of Oregon is "AN INVESTMENT YOU AND OREGON CAN COUNT ON."

     We well recognize that you have entrusted your hard-earned dollars to our care. It is a responsibility which we take very seriously. Rest assured that we will continue to do our utmost to merit your confidence.


                                   Sincerely,


/s/  Diana P. Herrmann                        /s/  Lacy B. Herrmann
----------------------                        ---------------------
Diana P. Herrmann                             Lacy B. Herrmann
President                                     Chairman of the Board of Trustees


* The chart illustrates the record of share price, Net Asset Value, since the Trust's inception. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

*** This chart assumes a 36% Federal and 9% State tax rate and is for illustrative purposes only. As you are aware, new tax brackets have been put into place through passage of the Federal Tax Act enacted this year. This new change, which went into effect on July 1, 2001, will have a minimal effect upon the overall illustration. The difference between a taxable investment and a tax-free investment remains valid regardless of your particular tax bracket. Results shown are not indicative of past or future performance of any investment offered by Aquila.

**** Since the portfolio is subject to change, the Trust may not necessarily currently own securities in these specific projects.


PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Oregon for the 10-year period ended September 30, 2001 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.



[Graphic of a line chart with the following information:]

                                                      Trust's Class A Shares
            Lehman Brothers Quality         ------------------------------------------
       Intermediate Municipal Bond Index    With Sales Charge     Without Sales Charge    Cost of Living Index
       ---------------------------------    -----------------     --------------------    --------------------
9/91               $10,000                       $ 9,600                $10,000                 $10,000
9/92                10,944                        10,498                 10,932                  10,299
9/93                12,028                        11,641                 12,123                  10,576
9/94                11,959                        11,444                 11,918                  10,889
9/95                13,161                        12,429                 12,943                  11,166
9/96                13,740                        13,103                 13,646                  11,501
9/97                14,789                        14,062                 14,644                  11,749
9/98                16,026                        14,971                 15,591                  11,924
9/99                16,195                        14,933                 15,551                  12,238
9/00                17,059                        15,724                 16,375                  12,660
9/01                18,682                        17,162                 17,872                  12,996


                                                             AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED SEPTEMBER 30, 2001
                                                    --------------------------------------------

                                                                                         SINCE
                                                    1 YEAR      5 YEARS    10 YEARS    INCEPTION
                                                    ------      -------    --------    ---------
Class A (6/16/86)
   With Sales Charge.............................   4.80%        4.67%       5.55%       6.37%
   Without Sales Charge..........................   9.18%        5.53%       5.98%       6.66%
Class C (4/5/96)
   With CDSC.....................................   7.22%        4.62%        n/a        4.87%
   Without CDSC..................................   8.26%        4.62%        n/a        4.87%
Class Y (4/5/96)
   No Sales Charge...............................   9.45%        5.69%        n/a        5.95%
Lehman Index.....................................   9.52%        6.34%       6.45%       6.70%* (Class A)
                                                    9.52%        6.34%        n/a        6.15% (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.


MANAGEMENT DISCUSSION

     As of the fiscal year end of September 30, 2001, the total net assets of the Trust were $345,036,473. This compares with the level of $315,683,081 on September 30, 2000. This increase in the Trust's size was attributable to several factors. Part of the increase was due to additional investments by new and existing shareholders. Another part of the increase was due to rising municipal bond prices, as the Federal Reserve Board (the "Fed") has been very aggressive in reducing interest rates over the year 2001.

     The Fed cited economic weakness as their motivation for such rate reductions. The slow down in the economy coupled with the poorly performing stock market caused many investors to choose bonds over stocks in order to gain a positive return.

     The share price or net asset value of Class A shares of the Trust on September 30, 2001 was $10.72 as compared to $10.29 on September 30, 2000.

     The action by the Fed to reduce rates began on January 3, 2001 and to date has encompassed a series of ten interest rate reductions since that time. The Fed has been very disciplined in changing monetary policy at its regularly scheduled meetings. It has gradually, but intentionally, reduced the overall interest rate level from 6.5% to 2.0%. This represented a significant change from the approach taken by the Fed over recent years when it was gradually increasing the level of interest rates.

     As interest rates have declined in the year 2001, many municipalities have found it advantageous to refinance the debt associated with various projects. This has also been the case with many homeowners in refinancing their mortgages. With lower interest rates, nationwide municipal bond issuance rose by 34.2% over the last fiscal year. More importantly, refinancing of municipal issuance was up 227%. The supply of municipal securities in Oregon increased by 28.7%. This reflected new issues of municipal bonds and the refinancing of existing municipal debt at lower interest costs. While the savings of interest will ultimately benefit taxpayers in Oregon, it will also tend to decrease the overall income level for holders of municipal bonds.

     The Fed's concern for economic growth bodes well for your investment in Tax-Free Trust of Oregon. This market environment will increase the supply of bonds available for the Trust. The Trust has always been, and will continue to be, a buyer of high quality securities for the portfolio. At September 30, 2001 approximately 96.4% of the portfolio was rated in the two highest categories possible - AAA and AA. In times of economic uncertainty, investors tend to flock to high quality investments; your Trust is composed of such high quality investments. Through diligent credit analysis and market awareness, we will continue to monitor and evaluate the quality of the investments in the Trust.

     As you know, we strive to provide shareholders of the Trust with a satisfactory double tax-free yield as well as high stability of principal for their investment. We will continue to maintain the disciplines involved with providing this objective, even as the financial environment around us continues to change.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the AquilaSM Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the AquilaSM Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the AquilaSM Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]


                          INDEPENDENT AUDITORS' REPORT



To the Board of Trustees and Shareholders of Tax-Free Trust of Oregon:

     We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Oregon, including the statement of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Oregon as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                    /s/ KPMG LLP
                                                                    ------------
                                                                        KPMG LLP

New York, New York
October 19, 2001


                            TAX-FREE TRUST OF OREGON
                            STATEMENT OF INVESTMENTS
                               SEPTEMBER 30, 2001

                                                                                    RATING
   FACE                                                                            MOODY'S/
  AMOUNT          STATE OF OREGON GENERAL OBLIGATION BONDS - 53.8%                   S&P              VALUE
-----------       --------------------------------------------------------------   --------       -------------
                  City of Beaverton, Oregon
$   910,000             5.950%, 04/01/2003 .....................................    Aa3/AA        $     925,643
    960,000             6.050%, 04/01/2004 .....................................    Aa3/AA              976,262
  1,020,000             6.150%, 04/01/2005 .....................................    Aa3/AA            1,037,779
  1,080,000             6.250%, 04/01/2006 .....................................    Aa3/AA            1,099,343
                  Bend Oregon Transportation Highway Systems
                     (MBIA Corporation Insured)
  1,135,000             5.300%, 9/1/2017 .......................................    Aaa/NR            1,174,725
                  Blue Mountain Oregon Hospital District (AMBAC
                     Indemnity Corporation Insured)
  1,000,000             5.000%, 02/01/2021 .....................................    Aaa/AAA             993,750
                  Chemeketa Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
  1,385,000             5.500%, 06/01/2014 .....................................    Aaa/AAA           1,532,156
                  Clackamas County, Oregon School District #86
                     (Canby) (State School Bond Guaranty Program)
  1,760,000             5.500%, 06/15/2013 .....................................    Aa2/AA            1,909,600
                  Clackamas County Oregon School District #62
                     (Oregon City) (State School Bond Guaranty Program)
  2,000,000             5.500%, 06/15/2020 .....................................    Aa2/AA            2,082,500
                  Clackamas County, Oregon School District #86
                     (Canby) (State School Bond Guaranty Program)
  3,535,000             5.250%, 06/15/2020 .....................................    Aa2/AA            3,605,700
                  Clackamas County Oregon School District #108
                     (Estacada) (Financial Security Assurance Insured)
  1,295,000             5.375%, 06/15/2017 .....................................    Aaa/AAA           1,350,037
  2,000,000             5.000%, 06/15/2025 .....................................    Aaa/AAA           1,972,500
                  Clackamas County Oregon, Tax Allocation
  1,000,000             6.500%, 05/01/2020 .....................................    NR/NR*            1,000,360
                  Clackamas County Oregon School District #115
                     (AMBAC Indemnity Corporation Insured)
    615,000             5.700%, 06/01/2007 .....................................    Aaa/AAA             672,656
  1,000,000             6.150%, 06/01/2014 .....................................    Aaa/AAA           1,105,000
                  Clackamas, Multnomah and Washington County,
                     Oregon School District #7J
  1,500,000             5.700%, 06/15/2010 .....................................    Aa2/NR            1,571,250
                  Clackamas, Oregon Community College District
                     (Financial Guaranty Insurance Corporation Insured)
  3,955,000             5.250%, 06/15/2017 .....................................    Aaa/AAA           4,103,312
  1,000,000             5.250%, 06/15/2018 .....................................    Aaa/AAA           1,032,500





                  Clackamas and Washington County, Oregon School
                     District #3J (Financial Guaranty Insurance
                     Corporation Insured)
  1,620,000             5.000%, 06/01/2017 .....................................    Aaa/AAA           1,634,175
                  Clackamas and Washington County, Oregon School
                     District #3J
  1,150,000             5.875%, 10/01/2009 .....................................     A1/A+            1,188,490
                  Columbia County, Oregon School District #502
                     (Financial Guaranty Insurance Corporation Insured)
  2,070,000             zero coupon, 06/01/2015 ................................    Aaa/AAA           1,073,812
                  Deschutes County Oregon Admin. School District #1
  1,500,000             5.000%, 12/01/2017 .....................................     A1/A             1,511,250
                  Deschutes and Jefferson County, Oregon School
                     District #2J (Redmond) (MBIA Corporation Insured)
  3,700,000             5.600%, 06/01/2009 .....................................    Aaa/AAA           3,894,250
                  Douglas County Oregon School District #4
                     (Roseburg) (State School Bond Guaranty Program)
  1,075,000             5.125%, 12/15/2017 .....................................    Aa2/NR            1,103,219
                  Douglas County, Oregon School District #116
                     (Winston-Dillard) (State School Bond Guaranty
                     Program)
  1,020,000             5.625%, 06/15/2020 .....................................     NR/AA            1,069,725
                  Eugene, Oregon (Parks & Open Space)
  1,465,000             5.250%, 02/01/2018 .....................................    Aa2/NR            1,501,625
  1,555,000             5.250%, 02/01/2019 .....................................    Aa2/NR            1,586,100
                  Hood River County, Oregon School District (AMBAC
                     Indemnity Corporation Insured)
  2,000,000             5.650%, 06/01/2008 .....................................    Aaa/AAA           2,107,500
                  Jackson County, Oregon School District #4
                     (Phoenix-Talent)
  1,395,000             5.500%, 06/15/2018 .....................................    Aaa/AAA           1,468,238
                  Jackson County, Oregon School District #549C
                     (Financial Security Assurance Insured)
  1,000,000             5.300%, 06/01/2008 .....................................    Aaa/AAA           1,052,500
                  Jackson County Oregon School District #9 (Eagle
                     Point) (State School Bond Guaranty Program)
  1,660,000             5.000%, 06/15/2021 .....................................    Aa2/NR            1,651,700
                  Josephine County, Oregon Three Rivers School
                     District (Financial Security Assurance Insured)
  1,780,000             5.250%, 06/15/2018 .....................................    Aaa/NR            1,831,175





                  Josephine County, Oregon School District #7
                     (Grants Pass) (Financial Guaranty Insurance
                     Corporation Insured)
  2,700,000             5.700%, 06/01/2013 .....................................    Aaa/AAA           2,878,875
                  Lane County, Oregon School District #040
                     (Creswell) (State School Bond Guaranty Program)
  1,430,000             5.375%, 06/15/2020 .....................................     NR/AA            1,478,263
                  Lane County, Oregon School District #4J (Eugene)
  2,000,000             5.375%, 07/01/2009 .....................................    Aa3/NR            2,055,000
                  Lane County, Oregon School District #52J (Financial
                     Guaranty Insurance Corporation Insured)
    750,000             6.400%, 12/01/2009 .....................................    Aaa/AAA             846,563
                  Lane & Douglas County, Oregon School District #45J
                     (State School Bond Guaranty Program)
  1,525,000             6.000%, 6/15/2018 ......................................     NR/AA            1,664,156
                  Lane and Douglas County, Oregon School District 97J
                     (Siuslaw) (State School Bond Guaranty Program)
  1,000,000             5.400%, 06/15/2019 .....................................    Aa2/NR            1,033,750
                  Lincoln County, Oregon (MBIA Corporation Insured)
  1,000,000             5.375%, 02/01/2010 .....................................    Aaa/AAA           1,022,500
                  Lincoln County Oregon School District (Financial
                     Guaranty Insurance Corporation Insured)
  1,245,000             5.250%, 06/15/2012 .....................................    Aaa/AAA           1,324,369
                  Linn County Oregon School District #9 (Lebanon)
                     (MBIA Corporation Insured)
  3,500,000             5.000%, 06/15/2030 .....................................    Aaa/AAA           3,425,625
                  Linn County Oregon School District #7 (Harrisburg)
                     (State School Bond Guaranty Program)
  1,660,000             5.500%, 06/15/2019 .....................................     NR/AA            1,732,625
                  Linn County Oregon School District #9 (Lebanon)
                     (Financial Guaranty Insurance Corporation Insured)
  3,000,000             zero coupon, 06/15/2030 ................................    Aaa/AAA           2,748,750
                  Malheur County, Oregon Jail Bonds (MBIA
                     Corporation Insured)
  1,345,000             6.300%, 12/01/2012 .....................................    Aaa/AAA           1,491,269
                  Marion and Clackamas County, Oregon Union High
                     School District #7J (Financial Security Assurance
                     Insured)
  1,340,000             6.000%, 06/01/2013 .....................................    Aaa/AAA           1,463,950



                  Multnomah and Clackmas County, Oregon School
                     District #10 (Gresham-Barlow) (Financial Security
                     Assurance Insured)
  1,500,000             5.500%, 06/15/2018 .....................................    Aaa/AAA           1,578,750
  2,650,000             5.000%, 06/15/2021 .....................................    Aaa/AAA           2,650,000
                  Multnomah County School District #7 (Reynolds)
                     (State School Bond Guaranty Program)
  2,000,000             5.125%, 6/15/2019 ......................................    Aa2/AA            2,027,500
                  Multnomah County School District #40
  5,100,000             5.625%, 06/01/2012 .....................................    NR/AA-            5,342,250
                  Northern Oregon Correctional (AMBAC Indemnity
                     Corporation Insured)
  1,195,000             5.400%, 09/15/2016 .....................................    Aaa/AAA           1,238,319
                  Oak Lodge Water District (AMBAC Indemnity
                     Corporation Insured)
    215,000             7.300%, 12/01/2005 .....................................    Aaa/AAA             242,413
    215,000             7.300%, 12/01/2006 .....................................    Aaa/AAA             241,606
    215,000             7.400%, 12/01/2007 .....................................    Aaa/AAA             242,681
                  Portland Oregon Community College District
  3,015,000             5.125%, 06/01/2013 .....................................    Aa2/AA            3,195,900
  2,350,000             5.000%, 06/01/2021 .....................................    Aa2/AA            2,338,250
                  Southwestern Oregon Community College District
                     (MBIA Corporation Insured)
  1,120,000             6.000%, 06/01/2025 .....................................    Aaa/AAA           1,212,400
                  State of Oregon Board of Higher Education
    900,000             6.200%, 10/15/2007 .....................................    Aa2/AA              933,003
  3,195,000             6.400%, 10/01/2011 .....................................    Aa2/AA            3,200,240
  2,000,000             6.250%, 10/15/2012 .....................................    Aa2/AA            2,074,340
  2,150,000             6.500%, 10/01/2017 .....................................    Aa2/AA            2,153,634
  2,890,000             6.000%, 10/15/2018 .....................................    Aa2/AA            2,990,110
  1,000,000             4.875%, 08/01/2019 .....................................    Aa2/AA              985,000
  2,560,000             5.500%, 08/01/2021 .....................................    Aa2/AA            2,656,000
  5,000,000             5.000%, 08/01/2022 .....................................    Aa2/AA            4,925,000
  1,655,000             5.600%, 08/01/2023 .....................................    Aa2/AA            1,717,063
  1,500,000             5.600%, 08/01/2023 .....................................    Aa2/AA            1,556,250
  6,300,000             6.000%, 08/01/2026 .....................................    Aa2/AA            7,166,250




                  State of Oregon Elderly & Disabled Housing
    725,000             6.250%, 08/01/2013 .....................................    Aa2/AA              760,815
    350,000             5.100%, 08/01/2032 .....................................    Aa2/AA              347,375
                  State of Oregon Veterans' Welfare
    505,000             9.000%, 04/01/2008 .....................................    Aa2/AA              550,450
    700,000             9.200%, 10/01/2008 .....................................    Aa2/AA              928,375
  1,135,000             5.200%, 10/01/2018 .....................................    Aa2/AA            1,157,700
                  Polk County, Oregon School District #2 (Dallas)
                     (Financial Security Assurance Insured)
  1,000,000             5.400%, 06/01/2012 .....................................    Aaa/AAA           1,032,500
                  Polk, Marion, and Benton County, Oregon School
                     District #13J (Financial Guaranty Insurance
                     Corporation Insured)
  1,000,000             5.500%, 12/01/2008 .....................................    Aaa/AAA           1,068,750
                  City of Portland, Oregon
  1,480,000             5.100%, 10/01/2009 .....................................    Aaa/NR            1,511,450
  2,790,000             5.750%, 06/01/2013 .....................................    Aaa/NR            3,055,050
  2,000,000             5.600%, 06/01/2015 .....................................    Aa2/NR            2,095,000
  2,975,000             zero coupon, 06/01/2015 ................................    Aa2/NR            1,532,125
    365,000             5.250%, 06/01/2015 .....................................    Aa2/NR              374,125
  1,120,000             5.125%, 06/01/2018 .....................................    Aaa/NR            1,141,000
                  Salem-Keizer Oregon School District #24 (Financial
                     Security Assurance Insured)
  1,000,000             4.875%, 06/01/2014 .....................................    Aaa/AAA           1,018,750
                  Tualatin Hills Park and Recreation District, Oregon
                     (MBIA Corporation Insured)
  2,470,000             5.750%, 03/01/2012 .....................................    Aaa/AAA           2,689,213
  2,000,000             5.750%, 03/01/2015 .....................................    Aaa/AAA           2,172,500
                  Umatilla County, Oregon (Financial Guaranty
                     Insurance Corporation Insured)
  2,000,000             5.600%, 10/01/2015 .....................................    Aaa/AAA           2,095,000
                  Umatilla County, Oregon School District #8R
                     Hermiston (AMBAC Indemnity Corporation Insured)
    700,000             6.100%, 12/01/2012 .....................................    Aaa/AAA             770,875




                  Wasco County Oregon School District #12
                     (Financial Security Assurance Insured)
  1,135,000             6.000%, 06/15/2015 .....................................    Aaa/AAA           1,302,413
  1,400,000             5.500%, 06/15/2017 .....................................    Aaa/AAA           1,529,500
                  Washington and Clackamas County, Oregon School
                     District #23J (Tigard)
  2,000,000             5.400%, 01/01/2010 .....................................    Aa3/NR            2,075,000
  1,000,000             5.650%, 06/01/2015 .....................................    Aa3/NR            1,103,750
                  Washington County, Oregon
  2,500,000             6.200%, 12/01/2007 .....................................    Aa1/AA            2,514,300
                  Washington County, Oregon School District #15
                     (Forest Grove) (Financial Security Assurance Insured)
  1,760,000             5.375%, 06/15/2016 .....................................    Aaa/NR            1,861,200
  2,000,000             5.000%, 06/15/2021 .....................................    Aaa/NR            1,987,500
                  Washington County, Oregon School District #88JT
                     (Financial Security Assurance Insured)
    585,000             6.100%, 06/01/2012 .....................................    Aaa/AAA             635,456
  2,315,000             6.100%, 06/01/2012 .....................................    Aaa/AAA           2,560,969
  2,055,000             5.125%, 06/15/2012 .....................................    Aaa/NR            2,186,006
  2,385,000             4.650%, 06/15/2016 .....................................    Aaa/NR            2,361,150
                  Washington County, Oregon School District #48J
                     (Beaverton)
  1,175,000             5.500%, 06/01/2006 .....................................    Aa2/AA-           1,242,563
  1,130,000             5.600%, 06/01/2007 .....................................    Aa2/AA-           1,190,738
  1,000,000             6.150%, 06/01/2008 .....................................    Aa2/AA-           1,005,640
  1,415,000             5.700%, 06/01/2008 .....................................    Aa2/AA-           1,487,519
  1,440,000             6.000%, 06/01/2011 .....................................    Aa2/AA-           1,542,600
  2,000,000             5.125%, 01/01/2015 .....................................    Aa2/AA-           2,080,000
  1,600,000             5.125%, 01/01/2016 .....................................    Aa2/AA-           1,652,000
                  Washington County, Oregon School District #48J
                     (Beaverton) (Financial Guaranty Insurance
                     Corporation Insured)
  2,500,000             5.375%, 06/01/2019 .....................................    Aaa/AAA           2,568,750



                  Washington Multnomah & Yamhill County, Oregon
                     School District #1J
  1,295,000             5.250%, 06/01/2013 .....................................    Aa3/NR            1,367,844
                  Washington & Yamhill, Oregon County School District
                     #58J (AMBAC Indemnity Corporation Insured)
     70,000             6.600%, 11/01/2004 .....................................    Aaa/AAA              70,221
     80,000             6.600%, 11/01/2005 .....................................    Aaa/AAA              80,252
     90,000             6.600%, 11/01/2006 .....................................    Aaa/AAA              90,275
                  Yamhill, Oregon County School District #29J (Newberg)
                     (Financial Security Assurance Insured)
  2,000,000             5.350%, 06/01/2006 .....................................    Aaa/AAA           2,115,000
                                                                                                  -------------
                        Total State of Oregon General Obligation Bonds .........                    185,563,185
                                                                                                  -------------

                  STATE OF OREGON REVENUE BONDS - 44.4%
                  --------------------------------------------------------------

                  AIRPORT REVENUE BONDS - 0.9%
                  --------------------------------------------------------------
                  Port of Portland, Oregon Airport (AMBAC Indemnity
                     Corporation Insured)
  3,000,000             5.500%, 07/01/2024 .....................................    Aaa/AAA           3,075,000
                                                                                                  -------------

                  CERTIFICATES OF PARTICIPATION REVENUE BONDS - 8.1%
                  --------------------------------------------------------------
                  Multnomah County, Oregon
  1,000,000             5.200%, 07/01/2005 .....................................    Aa3/NR            1,047,500
  3,105,000             6.000%, 08/01/2012 .....................................     Aa/A             3,232,150
                  Oregon State Department of Administration Services
                     (AMBAC Indemnity Corporation Insured)
    950,000             5.000%, 11/01/2019 .....................................    Aaa/AAA             958,313
  1,500,000             5.800%, 05/01/2024 .....................................    Aaa/AAA           1,685,625
  3,500,000             6.000%, 05/01/2026 .....................................    Aaa/AAA           4,038,125
                  Oregon State Department of Administration Services
                     (MBIA Corporation Insured)
  1,480,000             5.375%, 11/01/2016 .....................................    Aaa/AAA           1,529,950
  4,250,000             5.500%, 11/01/2020 .....................................    Aaa/AAA           4,356,250
                  State of Oregon (MBIA Corporation Insured)
  1,250,000             5.700%, 01/15/2010 .....................................    Aaa/AAA           1,292,188
  2,750,000             6.200%, 11/01/2012 .....................................    Aaa/AAA           2,895,447



                  State of Oregon (MBIA Corporation Insured) (continued)
  1,000,000             5.500%, 01/15/2015 .....................................    Aaa/AAA           1,026,250
    550,000             5.500%, 01/15/2015 .....................................    Aaa/AAA             564,437
    500,000             5.800%, 03/01/2015 .....................................    Aaa/AAA             516,875
  1,000,000             5.800%, 03/01/2015 .....................................    Aaa/AAA           1,033,750
  2,000,000             6.250%, 11/01/2019 .....................................    Aaa/AAA           2,106,840
                  Washington County, Oregon Educational Services
    645,000             5.625%, 06/01/2016 .....................................     A1/NR              663,544
                  Washington County, Oregon Educational Services
                     (MBIA Corporation Insured)
    830,000             5.750%, 06/01/2025 .....................................    Aaa/AAA             858,012
                                                                                                  -------------
                        Total Certificate of Participation Revenue Bonds .......                     27,805,256
                                                                                                  -------------

                  HOSPITAL REVENUE BONDS - 6.5%
                  --------------------------------------------------------------
                  Clackamas, Oregon Hospital Facilities Authority
                     (Adventist Health System/West) (MBIA
                     Corporation Insured)
  2,000,000             6.350%, 03/01/2009 .....................................    Aaa/AAA           2,069,280
                  Clackamas, Oregon Hospital Facilities Authority
                     (Legacy Health System)
  2,000,000             5.250%, 02/15/2017 .....................................    Aa3/AA            2,052,500
  2,980,000             5.250%, 02/15/2018 .....................................    Aa3/AA            3,047,050
                  Clackamas, Oregon Hospital Facilities Authority
                     (Legacy Health System) (MBIA Corporation Insured)
  2,650,000             4.750%, 02/15/2011 .....................................    Aaa/AAA           2,739,437
                  Clackamas County Oregon Hospital Facilities
                     Authority (Mary's Woods)
  3,450,000             6.625%, 05/15/2029 .....................................    NR/NR*            3,557,812
                  Clackamas, Oregon Hospital Facilities Authority
                     (Sisters of Providence Hospital)
    500,000             6.375%, 10/01/2004 .....................................    Aa3/AA-             518,250
                  Douglas County, Oregon Hospital Facilities Authority
                     (Catholic Health) (MBIA Corporation Insured)
    535,000             5.600%, 11/15/2005 .....................................    Aaa/AAA             583,819




                  Medford, Oregon Hospital Authority (Asante Health
                     Systems) (MBIA Corporation Insured)
  1,000,000             5.000%, 08/15/2018 .....................................    Aaa/AAA           1,005,000
                  Salem Oregon Hospital Facilities Authority
  1,750,000             5.000%, 08/15/2018 .....................................    NR/AA-            1,743,437
                  Western Lane County, Oregon Hospital Facilities
                     Authority (Sisters of St. Joseph Hospital) (MBIA
                     Corporation Insured)
  1,000,000             5.625%, 08/01/2007 .....................................    Aaa/AAA           1,078,750
  3,765,000             5.750%, 08/01/2019 .....................................    Aaa/AAA           4,005,019
                                                                                                  -------------
                        Total Hospital Revenue Bonds ...........................                     22,400,354
                                                                                                  -------------

                  HOUSING, EDUCATIONAL, AND CULTURAL REVENUE
                  BONDS - 8.3%
                  --------------------------------------------------------------
                  Central Oregon Community College District, Oregon
  1,000,000             5.300%, 05/01/2025 .....................................    Aaa/AAA           1,015,000
                  Clackamas, Oregon Community College District
                     (MBIA Corporation Insured)
  1,865,000             5.700%, 06/01/2016 .....................................    Aaa/AAA           2,060,825
                  Multnomah County Oregon Educational Facility
                     (University of Portland)
  1,000,000             6.000%, 04/01/2020 .....................................    NR/BBB+           1,041,250
                  Portland Oregon Housing Authority
  1,000,000             5.100%, 01/01/2027 .....................................     NR/A               966,250
                  State of Oregon Housing and Community Services
    675,000             5.900%, 07/01/2012 .....................................    Aa2/NR              721,406
    500,000             6.700%, 07/01/2013 .....................................    Aa2/NR              511,630
  1,985,000             6.050%, 07/01/2020 .....................................    Aa2/NR            2,091,694
  1,000,000             6.000%, 07/01/2020 .....................................    Aa2/NR            1,052,500
  1,990,000             5.400%, 07/01/2027 .....................................    Aa2/NR            2,037,262
  2,650,000             6.875%, 07/01/2028 .....................................    Aa2/NR            2,730,560
                  State of Oregon Housing and Community Services
                     (MBIA Corporation Insured)
  1,500,000             5.450%, 07/01/2024 .....................................    Aaa/AAA           1,518,750
                  State of Oregon Housing Finance Authority
  1,000,000             6.800%, 07/01/2013 .....................................    AA2/A+            1,023,870



                  State of Oregon Housing, Educational and Cultural
                     Facilities Authority (George Fox University)
                     (LOC: Bank of America)
  1,000,000             5.700%, 03/01/2017 .....................................    NR/AA-            1,048,750
                  Oregon Health Sciences University (MBIA
                     Corporation Insured)
  4,500,000             5.250%, 07/01/2015 .....................................    Aaa/AAA           4,668,750
 11,515,000             zero coupon, 07/01/2021                                     Aaa/AAA           4,059,038
                  City of Salem, Oregon Educational Facilities
                     (Willamette University)
  1,000,000             6.000%, 04/01/2010 .....................................     A2/NR            1,056,250
                  Yamhill County, Oregon Educational Services
                     (AMBAC Indemnity Corporation Insurance)
  1,000,000             5.150%, 07/01/2019 .....................................    NR/AAA            1,013,750
                                                                                                  -------------
                        Total Housing, Educational, and Cultural
                           Revenue Bonds .......................................                     28,617,535
                                                                                                  -------------

                  TRANSPORTATION REVENUE BONDS - 3.3%
                  --------------------------------------------------------------
                  State of Oregon Department of Transportation (Light
                     Rail) (MBIA Corporation Insured)
  2,000,000             6.000%, 06/01/2005 .....................................    Aaa/AAA           2,192,500
                  Oregon State Department Transportation Highway
  2,555,000             5.375%, 11/15/2018 .....................................    Aa1/AA+           2,647,619
                  Port St. Helens, Oregon Pollution
     75,000             7.750%, 02/01/2006 .....................................     A3/NR               76,352
                  Tri-County Metropolitan Transportation District
  2,185,000             5.700%, 08/01/2013 .....................................    Aa3/AA+           2,263,616
  1,440,000             5.750%, 08/01/2016 .....................................    Aa3/AA+           1,560,600
  2,500,000             5.400%, 06/01/2019 .....................................    NR/AA             2,590,625
                                                                                                  -------------
                        Total Transportation Revenue Bonds .....................                     11,331,312
                                                                                                  -------------

                  URBAN RENEWAL REVENUE BONDS - 2.0%
                  --------------------------------------------------------------
                  Portland Oregon Airport Way Renewal &
                     Redevelopment (AMBAC Indemnity Corporation
                     Insured)
  1,640,000             6.000%, 06/15/2014 .....................................    Aaa/NR            1,851,150
  1,665,000             5.750%, 06/15/2020 .....................................    Aaa/NR            1,789,875



                  Portland Oregon Urban Renewal Tax Allocation
                     (AMBAC Indemnity Corporation Insured)
                     (Convention Center)
  1,150,000             5.750%, 06/15/2018 .....................................    Aaa/NR            1,243,437
  2,000,000             5.450%, 06/15/2019 .....................................    Aaa/NR            2,082,500
                                                                                                  -------------
                        Total Urban Renewal Revenue Bonds ......................                      6,966,962
                                                                                                  -------------

                  UTILITY REVENUE BONDS - 2.8%
                  --------------------------------------------------------------
                  City of Eugene, Oregon Electric Utility (Financial
                     Security Assurance Insured)
  1,600,000             5.000%, 08/01/2018 .....................................    Aaa/AAA           1,618,000
                  City of Eugene, Oregon Electric Utility (MBIA
                     Corporation Insured)
    640,000             4.850%, 08/01/2013 .....................................    Aaa/AAA             640,858
  1,200,000             5.000%, 08/01/2023 .....................................    Aaa/AAA           1,199,916
                  City of Eugene, Oregon Electric Utility
  1,000,000             6.000%, 08/01/2011 .....................................     A1/AA            1,027,790
    500,000             5.000%, 08/01/2017 .....................................     A1/AA              501,250
  1,400,000             5.800%, 08/01/2019 .....................................     A1/AA            1,526,000
                  City of Eugene, Oregon Trojan Nuclear Project
  2,120,000             5.900%, 09/01/2009 .....................................    Aa1/AA-           2,125,724
                  Northern Wasco County, Oregon Public Utility
                     Development (Financial Guaranty Insurance
                     Corporation Insured)
  1,000,000             5.625%, 12/01/2022 .....................................    Aaa/AAA           1,023,750
                                                                                                  -------------
                        Total Utility Revenue Bonds                                                   9,663,288
                                                                                                  -------------

                  WATER AND SEWER REVENUE BONDS - 11.4%
                  --------------------------------------------------------------
                  City of Klamath Falls Water (Financial Security
                     Assurance Insured)
  1,100,000             6.100%, 06/01/2014 .....................................    Aaa/AAA           1,204,500
                  City of Klamath Wastewater (AMBAC Indemnity
                     Corporation Insured)
  1,545,000             5.650%, 06/01/2020 .....................................    Aaa/AAA           1,626,112



                  Klamath Falls, Oregon Water Revenue (Financial
                     Security Assurance Insured)
  1,575,000             5.500%, 07/01/2016 .....................................    Aaa/AAA           1,716,750
                  Lebanon Oregon Wastewater (Financial Security
                     Assurance Insured)
  1,000,000             5.700%, 03/01/2020 .....................................    Aaa/AAA           1,057,500
                  City of Portland Sewer (MBIA Corporation Insured)
  2,500,000             5.250%, 06/01/2016 .....................................    Aaa/AAA           2,562,500
                  City of Portland Sewer (Financial Guaranty Insurance
                     Corporation Insured)
    500,000             6.000%, 10/01/2012 .....................................    Aaa/AAA             528,730
  2,355,000             6.250%, 06/01/2015 .....................................    Aaa/AAA           2,587,556
  2,500,000             5.750%, 08/01/2019 .....................................    Aaa/AAA           2,684,375
                  Portland Water System
  1,440,000             5.500%, 08/01/2015 .....................................    Aa1/NR            1,483,200
  7,420,000             5.500%, 08/01/2019 .....................................    Aa1/NR            7,744,625
  1,185,000             5.500%, 08/01/2020 .....................................    Aa1/NR            1,229,437
                  Salem Oregon Water & Sewer (Financial Security
                     Assurance Insured)
  1,970,000             5.375%, 06/01/2016 .....................................    Aaa/AAA           2,068,500
  3,025,000             5.500%, 06/01/2020 .....................................    Aaa/AAA           3,146,000
                  Washington County Oregon Clean Water Services
                     (Financial Guaranty Insurance Corporation Insured)
  3,525,000             5.125%, 10/01/17 .......................................    Aaa/AAA           3,613,125
                  Washington County Unified Sewer Agency (AMBAC
                     Indemnity Corporation Insured)
  2,120,000             5.900%, 10/01/2006 .....................................    Aaa/AAA           2,310,800
    315,000             5.900%, 10/01/2006 .....................................    Aaa/AAA             339,412
  2,500,000             6.125%, 10/01/2012 .....................................    Aaa/AAA           2,740,625
    750,000             6.125%, 10/01/2012 .....................................    Aaa/AAA             822,187
                                                                                                  -------------
                        Total Water and Sewer Revenue Bonds ....................                     39,465,934
                                                                                                  -------------

                  OTHER REVENUE BONDS - 1.1%
                  --------------------------------------------------------------
                  Baker County Pollution Control (Ash Grove Cement
                     West Project) (Small Business Administration Insured)
    355,000             6.200%, 07/01/2004 .....................................    Aaa/NR              357,591
    380,000             6.300%, 07/01/2005 .....................................    Aaa/NR              382,789



                  Multnomah County School District #1J,
                     Special Obligations
  1,000,000             5.000%, 03/01/2007 .....................................     A1/A             1,022,500
                  Oregon State Department of Administration
                     Services (Lottery Revenue) (Financial Security
                     Assurance Insured)
  2,000,000             5.750%, 04/01/2014 .....................................    Aaa/AAA           2,177,500
                                                                                                  -------------
                        Total Other Revenue Bonds ..............................                      3,940,380
                                                                                                  -------------

                        Total State of Oregon Revenue Bonds ....................                    153,266,021
                                                                                                  -------------

                     Total Municipal Bonds (cost $322,283,029**)                     98.2%          338,829,206
                     Other assets less liabilities                                    1.8             6,207,267
                                                                                    ------        -------------
                     Net Assets                                                     100.0%        $ 345,036,473
                                                                                    ======        =============


                  (*) Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                  (**) Cost for Federal tax purposes is identical.


                            PORTFOLIO ABBREVIATIONS:

                  AMBAC - American Municipal Bond Assurance Corp.
                  LOC   - Letter of Credit
                  MBIA  - Municipal Bond Investors Assurance Corp.



                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 2001

ASSETS
   Investments at value (cost $322,283,029) ................................................    $ 338,829,206
   Cash ....................................................................................        1,199,403
   Interest receivable .....................................................................        5,601,573
   Receivable for Trust shares sold ........................................................          537,941
   Receivable for investment securities sold ...............................................           45,000
   Other assets ............................................................................            2,151
                                                                                                -------------
   Total assets ............................................................................      346,215,274
                                                                                                -------------

LIABILITIES
   Payable for Trust shares redeemed .......................................................          511,110
   Dividends payable .......................................................................          315,990
   Distribution fees payable ...............................................................          132,328
   Management fees payable .................................................................          113,374
   Accrued expenses ........................................................................          105,999
                                                                                                -------------
   Total liabilities .......................................................................        1,178,801
                                                                                                -------------

NET ASSETS .................................................................................    $ 345,036,473
                                                                                                =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $.01 per share ......    $     321,782
   Additional paid-in capital ..............................................................      327,460,659
   Net unrealized appreciation on investments (note 4) .....................................       16,546,177
   Accumulated net realized gain on investments ............................................          640,206
   Undistributed net investment income .....................................................           67,649
                                                                                                -------------
                                                                                                $ 345,036,473
                                                                                                =============

CLASS A
   Net Assets ..............................................................................    $ 308,553,514
                                                                                                =============
   Capital shares outstanding ..............................................................       28,773,476
                                                                                                =============
   Net asset value and redemption price per share ..........................................    $       10.72
                                                                                                =============
   Offering price per share (100/96 of $10.72 adjusted to nearest cent) ....................    $       11.17
                                                                                                =============

CLASS C
   Net Assets ..............................................................................    $  12,666,602
                                                                                                =============
   Capital shares outstanding ..............................................................        1,182,200
                                                                                                =============
   Net asset value and offering price per share ............................................    $       10.71
                                                                                                =============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ...........................................    $       10.71*
                                                                                                =============

CLASS Y
   Net Assets ..............................................................................    $  23,816,357
                                                                                                =============
   Capital shares outstanding ..............................................................        2,222,481
                                                                                                =============
   Net asset value, offering and redemption price per share ................................    $       10.72
                                                                                                =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2001

INVESTMENT INCOME:

     Interest income ..........................................                         $ 17,577,138
     Expenses:
     Management fees (note 3) .................................     $  1,317,686
     Distribution and service fees (note 3) ...................          533,934
     Transfer and shareholder servicing agent fees ............          184,952
     Trustees' fees and expenses (note 9) .....................          104,696
     Legal fees ...............................................           66,497
     Shareholders' reports and proxy statements ...............           57,914
     Custodian fees ...........................................           32,605
     Audit and accounting fees ................................           26,528
     Registration fees and dues ...............................           18,257
     Insurance ................................................           15,166
     Miscellaneous ............................................           49,273
                                                                    ------------
                                                                       2,407,508

     Expenses paid indirectly (note 7) ........................          (74,263)
                                                                    ------------
     Net expenses .............................................                            2,333,245
                                                                                        ------------
     Net investment income ....................................                           15,243,893

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

     Net realized gain from securities transactions ...........          648,916
     Change in unrealized appreciation on investments .........       13,003,395
                                                                    ------------

     Net realized and unrealized gain on investments ..........                           13,652,311
                                                                                        ------------
     Net increase in net assets resulting from operations .....                         $ 28,896,204
                                                                                        ============


                 See accompanying notes to financial statements.


                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                       YEAR ENDED              YEAR ENDED
                                                                   SEPTEMBER 30, 2001      SEPTEMBER 30, 2000
                                                                   ------------------      ------------------
OPERATIONS:
   Net investment income ........................................    $  15,243,893           $  15,638,874
   Net realized gain from securities transactions ...............          648,916                 250,646
   Change in unrealized appreciation on investments .............       13,003,395                 (83,191)
                                                                     -------------           -------------
      Change in net assets resulting from operations ............       28,896,204              15,806,329
                                                                     -------------           -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
   Class A Shares:
   Net investment income ........................................      (13,839,683)            (14,487,015)
   Net realized gain on investments .............................         (198,559)                      -

   Class C Shares:
   Net investment income ........................................         (322,032)               (178,038)
   Net realized gain on investments .............................           (4,451)                      -

   Class Y Shares:
   Net investment income ........................................       (1,068,265)               (967,824)
   Net realized gain on investments .............................          (15,146)                      -
                                                                     -------------           -------------
      Change in net assets from distributions ...................      (15,448,136)            (15,632,877)
                                                                     -------------           -------------

CAPITAL SHARE TRANSACTIONS (NOTE 8):
   Proceeds from shares sold ....................................       45,694,799              38,408,984
   Reinvested dividends and distributions .......................        8,937,268               8,815,451
   Cost of shares redeemed ......................................      (38,726,743)            (60,461,271)
                                                                     -------------           -------------
      Change in net assets from capital share transactions ......       15,905,324             (13,236,836)
                                                                     -------------           -------------

      Change in net assets ......................................       29,353,392             (13,063,384)

NET ASSETS:
   Beginning of period ..........................................      315,683,081             328,746,465
                                                                     -------------           -------------
   End of period ................................................    $ 345,036,473           $ 315,683,081
                                                                     =============           =============

                 See accompanying notes to financial statements.


                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At September 30, 2001 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.



2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. One of the new provisions in the Guide requires investment companies to authorize premiums and accrete discounts on fixed income securities. The Trust currently does not accrete market discount. Upon adoption, the Trust will be required to record a cumulative effect adjustment to conform with the accounting principles generally accepted in the United States of America. The effect of this adjustment will be to either increase or decrease net investment income with an offsetting decrease or increase to unrealized appreciation (depreciation) of securities. This adjustment will therefore, have no effect on the net assets of the Trust. At this time, the Trust has not completed its analysis of the impact of this accounting change.


3. FEES AND RELATED PARTY TRANSACTIONS

(a)  MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a sub-adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the sub-adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% on the Trust's net assets.


     U.S. Bancorp Piper Jaffray Asset Management, Inc. (formerly U.S. Bank National Association) (the "Sub-Adviser"), serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.


b)   DISTRIBUTION AND SERVICE FEES:

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended September 30, 2001, service fees on Class A Shares amounted to $447,670, of which the Distributor received $16,998.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2001, amounted to $64,698. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended September 30, 2001, amounted to $21,566. The total of these payments made with respect to Class C Shares amounted to $86,264, of which the Distributor received $59,643.

     Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Oregon, with the bulk of sales commissions inuring to such dealers. For the year ended September 30, 2001, total commissions on sales of Class A Shares amounted to $886,497, of which the Distributor received $150,305.


4. PURCHASES AND SALES OF SECURITIES

     During the year ended  September  30,  2001,  purchases of  securities  and proceeds from the sales of securities aggregated $66,600,220 and $53,807,889 respectively.

     At September 30, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $16,687,347, and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $141,170 for a net unrealized appreciation of $16,546,177.


5. PORTFOLIO ORIENTATION

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. Although these amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations, experience over the history of such amendments would indicate a low probability of this happening.


6. DISTRIBUTIONS

     The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.


7. EXPENSES

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                    YEAR ENDED                             YEAR ENDED
                                                SEPTEMBER 30, 2001                     SEPTEMBER 30, 2000
                                         ------------------------------          ------------------------------
                                           SHARES             AMOUNT               SHARES             AMOUNT
                                         ----------        ------------          ----------        ------------
CLASS A SHARES:
   Proceeds from shares sold .....        3,046,769        $ 32,323,152           2,347,715        $ 23,841,878
   Reinvested dividends and
      distributions ..............          815,575           8,626,274             847,730           8,614,888
   Cost of shares redeemed .......       (3,219,333)        (34,011,543)         (5,114,553)        (51,870,848)
                                         ----------        ------------          ----------        ------------
      Net change .................          643,011           6,937,883          (1,919,108)        (19,414,082)
                                         ----------        ------------          ----------        ------------

CLASS C SHARES:
   Proceeds from shares sold .....          754,192           8,004,403             395,539           4,011,650
   Reinvested dividends and
      distributions ..............           20,272             214,572              10,858             110,158
   Cost of shares redeemed .......         (160,595)         (1,702,903)           (130,442)         (1,323,388)
                                         ----------        ------------          ----------        ------------
      Net change .................          613,869           6,516,072             275,955           2,798,420
                                         ----------        ------------          ----------        ------------

CLASS Y SHARES:
   Proceeds from shares sold .....          507,863           5,367,244           1,040,793          10,555,456
   Reinvested dividends and
      distributions ..............            9,109              96,422               8,911              90,405
   Cost of shares redeemed .......         (285,830)         (3,012,297)           (718,437)         (7,267,035)
                                         ----------        ------------          ----------        ------------
      Net change .................          231,142           2,451,369             331,267           3,378,826
                                         ----------        ------------          ----------        ------------
Total transactions in Trust
   shares ........................        1,488,022        $ 15,905,324          (1,311,886)       $(13,236,836)
                                         ==========        ============          ==========        ============


9. TRUSTEES' FEES AND EXPENSES

     During the fiscal year there were ten Trustees, two of whom are affiliated with the Manager and are not paid any trustee fees. Trustees' fees paid during the year were at the annual rate of $7,400 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and outreach meetings of Shareholders. For the fiscal year ended September 30, 2001 such reimbursements averaged approximately $3,900 per Trustee.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               CLASS A
                                                            ---------------------------------------------
                                                                      YEAR ENDED SEPTEMBER 30,
                                                            ---------------------------------------------
                                                             2001      2000     1999      1998      1997
                                                            ------    ------   ------    ------    ------
Net asset value, beginning of period....................    $10.29    $10.27   $10.86    $10.68    $10.49
                                                            ------    ------   ------    ------    ------
Income (loss) from investment operations:
   Net investment income................................     0.49      0.50     0.50      0.53      0.53
   Net gain (loss) on securities (both
      realized and unrealized)..........................     0.44      0.02    (0.56)     0.19      0.21
                                                            ------    ------   ------    ------    ------

   Total from investment operations.....................     0.93      0.52    (0.06)     0.72      0.74
                                                            ------    ------   ------    ------    ------

Less distributions (note 6):
   Dividends from net investment income.................    (0.49)    (0.50)   (0.51)    (0.53)    (0.54)
   Distributions from capital gains.....................    (0.01)       -     (0.02)    (0.01)    (0.01)

   Total distributions..................................    (0.50)    (0.50)   (0.53)    (0.54)    (0.55)
                                                            ------    ------   ------    ------    ------

Net asset value, end of period..........................    $10.72    $10.29   $10.27    $10.86    $10.68
                                                            ======    ======   ======    ======    ======

Total return (not reflecting sales charge)..............     9.18%     5.26%   (0.62)%    6.90%     7.21%

Ratios/supplemental data

   Net assets, end of period (in millions)..............     $309      $289     $309      $322      $312
   Ratio of expenses to average net assets .............     0.72%     0.71%    0.71%     0.71%     0.73%
   Ratio of net investment income to
      average net assets ...............................     4.62%     4.93%    4.70%     4.83%     5.01%
   Portfolio turnover rate .............................      17%       20%      16%       7%        5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets..............     0.70%     0.70%    0.68%     0.69%     0.72%

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS C
                                                   --------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                   --------------------------------------------------
                                                    2001       2000       1999       1998       1997
                                                   ------     ------     ------     ------     ------
Net asset value, beginning of period .........     $10.28     $10.27     $10.85     $10.67     $10.49
                                                   ------     ------     ------     ------     ------
Income (loss) from investment operations:
   Net investment income .....................      0.39       0.41       0.41       0.43       0.43
   Net gain (loss) on securities (both
      realized and unrealized) ...............      0.45       0.02      (0.55)      0.20       0.21
                                                   ------     ------     ------     ------     ------

   Total from investment operations ..........      0.84       0.43      (0.14)      0.63       0.64
                                                   ------     ------     ------     ------     ------

Less distributions (note 6):
   Dividends from net investment income ......     (0.40)     (0.42)     (0.42)     (0.44)     (0.45)
   Distributions from capital gains ..........     (0.01)      -         (0.02)     (0.01)     (0.01)
                                                   ------     ------     ------     ------     ------

   Total distributions .......................     (0.41)     (0.42)     (0.44)     (0.45)     (0.46)
                                                   ------     ------     ------     ------     ------

Net asset value, end of period ...............     $10.71     $10.28     $10.27     $10.85     $10.67
                                                   ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ...      8.26%      4.27%     (1.38)%     6.00%      6.20%

Ratios/supplemental data
  Net assets, end of period (in millions) ....      $12.7      $5.8       $3.0       $1.2       $0.8
  Ratio of expenses to average net assets ....      1.56%      1.55%      1.56%      1.56%      1.58%
  Ratio of net investment income to
    average net assets .......................      3.70%      4.03%      3.84%      3.98%      4.14%
  Portfolio turnover rate ....................      17%        20%        16%         7%         5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....      1.54%      1.54%      1.53%      1.54%      1.57%

                 See accompanying notes to financial statements.




                                                                         CLASS Y
                                                   --------------------------------------------------
                                                                YEAR ENDED SEPTEMBER 30,
                                                   --------------------------------------------------
                                                    2001       2000       1999       1998       1997
                                                   ------     ------     ------     ------     ------
Net asset value, beginning of period .........     $10.28     $10.27     $10.85     $10.68     $10.49
                                                   ------     ------     ------     ------     ------

Income (loss) from investment operations:
   Net investment income .....................      0.50       0.52       0.52       0.54       0.54
   Net gain (loss) on securities (both
      realized and unrealized) ...............      0.45       0.01      (0.56)      0.19       0.21
                                                   ------     ------     ------     ------     ------

   Total from investment operations ..........      0.95       0.53      (0.04)      0.73       0.75
                                                   ------     ------     ------     ------     ------

Less distributions (note 6):
   Dividends from net investment income ......     (0.50)     (0.52)     (0.52)     (0.55)     (0.55)
   Distributions from capital gains ..........     (0.01)      -         (0.02)     (0.01)     (0.01)
                                                   ------     ------     ------     ------     ------
   Total distributions .......................     (0.51)     (0.52)     (0.54)     (0.56)     (0.56)
                                                   ------     ------     ------     ------     ------
Net asset value, end of period ...............     $10.72     $10.28     $10.27     $10.85     $10.68
                                                   ======     ======     ======     ======     ======

Total return (not reflecting sales charge) ...      9.45%      5.32%     (0.39)%     6.96%      7.37%

Ratios/supplemental data
  Net assets, end of period (in millions) ....     $23.8      $20.5      $17.0      $10.7       $4.0
  Ratio of expenses to average net assets ....      0.57%      0.56%      0.56%      0.55%      0.58%
  Ratio of net investment income to
    average net assets .......................      4.76%      5.08%      4.86%      4.95%      5.21%
  Portfolio turnover rate ....................      17%        20%        16%         7%         5%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets ....      0.55%      0.54%      0.53%      0.53%      0.57%


FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended September 30, 2001, $15,168,864 of dividends paid by Tax-Free Trust of Oregon, constituting 98.4645% of total dividends paid during fiscal 2001, were exempt-interest dividends; $218,155 of dividends paid by the Trust constituting 1.4161% of total dividends paid during the fiscal year were capital gain distributions; and the balance was ordinary dividend income.

     Prior to January 31, 2002, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2001 CALENDAR YEAR.

                     SHAREHOLDER MEETING RESULTS (UNAUDITED)

     The Annual Meeting of Shareholders of Tax-Free Trust of Oregon (the "Trust") was held on May 7, 2001. The holders of shares representing 77% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).

1.   To elect Trustees.


                                        Number of Votes:

         TRUSTEE                        FOR                       WITHHELD
         Lacy B. Herrmann               23,600,273                339,238
         David B. Frohnmayer            23,529,570                409,941
         James A. Gardner               23,603,790                335,721
         Diana P. Herrmann              23,600,645                338,866
         Sterling K. Jenson             23,606,777                332,734
         Timothy J. Leach               23,611,180                328,331
         Raymond H. Lung                23,631,173                308,338
         John W. Mitchell               23,639,689                299,822
         Ralph R. Shaw                  23,644,694                294,817


2.   To ratify the selection of KPMG LLP as the Trust's independent auditors.

                                        Number of Votes:

         FOR                            AGAINST                   ABSTAIN
         23,377,791                     148,562                   413,159

